ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS (Schedule of Reconciliation of US GAAP TO IFRS) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2014
ASSETS
Current assets, US GAAP	$ 372,111		$ 372,111			$ 394,084
Current assets, Adjustments
Current assets, IFRS	372,111		$ 372,111
Property and equipment, net, US GAAP	415,092		$ 415,092			419,111
Property and equipment, net, Adjustments
Property and equipment, net, IFRS	415,092		$ 415,092
Long term assets, US GAAP	66,130		66,130
Long term assets, Adjustments			(7,718)
Long term assets, IFRS	58,412		58,412
TOTAL ASSETS	853,333		853,333			884,146
Total assets, Adjustments			(7,718)
Total assets, IFRS	845,615		845,615
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities, US GAAP	231,490		231,490			300,325
Current liabilities, Adjustments			2,836
Current liabilities, IFRS	234,326		234,326
Long-term liabilities, US GAAP	321,554		321,554
Long-term liabilities, Adjustments			2,889
Long-term liabilities, IFRS	324,443		324,443
Total liabilities	553,044		553,044			688,585
Total liabilities, Adjustments			5,725
Total liabilities, IFRS	558,769		558,769
TOTAL EQUITY	300,289		300,289			195,561
TOTAL EQUITY, Adjustments			(13,443)
TOTAL EQUITY, IFRS	286,846		286,846			135,452
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	853,333		853,333			884,146
Total liabilities and shareholders' equity, Adjustments			(7,718)
Total liabilities and shareholders' equity, IFRS	845,615		845,615
Reconciliation of Profit and Loss from US GAAP to IFRS
Profit (loss) before income tax and excluding other financing expense, net, US GAAP			16,241
Profit (loss) before income tax and excluding other financing expense, net, Adjustments			(770)
Profit (loss) before income tax and excluding other financing expense, net, IFRS			15,471
Other non cash financing expense, net, US GAAP	(7,271)	$ (12,276)	(91,867)	$ (32,393)
Other non cash financing expense, net, Adjustments			65,310
Other non cash financing expense, net, IFRS			(26,557)
PROFIT (LOSS) BEFORE INCOME TAX	10,618	(34,014)	(75,626)	2,353
Profit (loss) before income tax benefit, Adjustments			64,540
Profit (loss) before income tax benefit, IFRS			(11,086)
Income tax benefit, US GAAP	(2,468)	11,566	$ 8,426	14,020
Income tax benefit, Adjustments
Income tax benefit, IFRS			$ 8,426
PROFIT (LOSS)	8,150	(22,448)	(67,200)	16,373
Profit (loss) for the period, Adjustments			64,540
Profit (loss) for the period, IFRS			(2,660)
Net profit attributable to the non-controlling interest, US GAAP	(363)	6,702	$ 1,923	6,702
Net profit attributable to the non-controlling interest, Adjustments
Net profit attributable to the non-controlling interest, IFRS			$ 1,923
NET PROFIT (LOSS) ATTRIBUTABLE TO THE COMPANY	7,787	(15,746)	(65,277)	23,075	$ (46,038)
Net profit (loss) attributable to the company, Adjustments			64,540
Net profit (loss) attributable to the company, IFRS			(737)	19,967	(46,474)
Reconciliation of net loss from US GAAP to IFRS
Net profit (loss) in accordance with US GAAP	7,787	$ (15,746)	(65,277)	23,075	(46,038)
Financial Instruments			65,310	(2,345)	$ (436)
Pension plans			(600)	(757)
Termination Benefits			(170)	(6)
Net profit (loss) attributable to the company, IFRS			(737)	$ 19,967	$ (46,474)
Reconciliation of shareholders' equity from US GAAP to IFRS
Shareholders' equity in accordance with US GAAP	300,289		300,289			195,561
Financial Instruments			(7,820)			(54,656)
Termination Benefits			1,377			1,547
Goodwill			(7,000)			(7,000)
Shareholders' equity in accordance with IFRS	286,846		286,846			135,452
Reconciliation of goodwill from US GAAP to IFRS
Goodwill in accordance with US GAAP	$ 7,000		7,000			7,000
Goodwill			$ (7,000)			$ (7,000)
Goodwill in accordance with IFRS
Reconciliation of other assets from US GAAP to IFRS
Other assets in accordance with US GAAP	$ 7,410		$ 7,410			$ 10,018
Financial Instruments			(718)			(3,412)
Other assets in accordance with IFRS	6,692		6,692			6,606
Reconciliation of short term bank debt and current maturities of loans and debentures from US GAAP to IFRS
Current maturities of loans and debentures in accordance with US GAAP	40,558		40,558			119,999
Financial Instruments			2,836			25,622
Current maturities of loans and debentures in accordance with IFRS	43,394		43,394			145,621
Reconciliation of long term debentures from US GAAP to IFRS
Long term debentures in accordance with US GAAP	59,722		59,722			107,311
Financial Instruments			4,266			25,622
Long term debentures in accordance with IFRS	63,988		63,988			132,933
Reconciliation of other long term liabilities from US GAAP to IFRS
Other long term liabilities in accordance with US GAAP	9,897		9,897			22,924
Termination Benefits			(1,377)			(1,547)
Other long-term liabilities in accordance with IFRS	$ 8,520		$ 8,520			$ 21,377